Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 18,442		₨ 21,764	₨ 20,261
Dividend income	4		367	361
Net gain from investments classified as FVTPL	1,478		1,275	1,990
Net gain from investments classified as FVTOCI	988		675	311
Finance and other income	20,912	$ 286	24,081	22,923
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	4,383		2,144	1,251
Other foreign exchange gains/(losses), net	(1,388)		1,025	1,964
Foreign exchange gains/(losses), net	2,995	$ 41	3,169	3,215
Finance and other income and Foreign exchange gains/(losses), net	₨ 23,907		₨ 27,250	₨ 26,138